RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Balances and transactions between Gogoro and its subsidiaries, which are related parties of Gogoro, have been eliminated on consolidation and are not disclosed in this note. Other than the transaction with Gold Sino as disclosed in Note 16, the Company's remaining transactions with related parties were immaterial for the years ended December 31, 2025, 2024 and 2023. The names and relationships of related-parties are disclosed below:

Related Party	Relationship with Gogoro
Nan Shan General Insurance Co., Ltd.	Related party in substance
Nan Shan Life Insurance Co., Ltd.	Related party in substance
Gold Sino Assets Limited	Major shareholder
Castrol Gogoro Mobility Joint Stock Company	Investee
Gogoro Philippines Inc.	Associate
Compensation of key management personnel

	For the Year Ended December 31
	2025	2024	2023
Share-based payments	$560	$3,309	$11,438
Short-term employee benefits	1,242	2,264	2,943
Post-employment benefits	7	13	17
	$1,809	$5,586	$14,398